Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED GOVERNMENT INCOME SECURITIES INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2018